Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
Statement Line Items [Line Items]
Net interest income	$ 29,779	$ 24,944	$ 83,535	$ 77,754
Non-interest income	1,804	2,052	6,014	6,594
Total revenue	31,583	26,996	89,549	84,348
Provision for (recovery of) credit losses	1,181	(1)	3,094	(112)
Revenue less provision for credit loss	30,402	26,997	86,455	84,460
Non-interest expenses:
Salaries and benefits	10,099	7,507	27,868	21,454
General and administrative	9,717	4,833	21,926	12,723
Premises and equipment	1,833	1,194	5,070	3,566
Noninterest expense	21,649	13,534	54,864	37,743
Income (loss) before income taxes	8,753	13,463	31,591	46,717
Income tax provision	2,171	3,758	8,337	12,485
Net income (loss)	6,582	9,705	23,254	34,232
Total assets	5,477,489	4,516,436	5,477,489	4,516,436	$ 4,838,484
Total liabilities	4,949,347	4,107,451	4,949,347	4,107,451	$ 4,439,281
Net interest income	29,779	24,944	83,535	77,754
Non-interest income	1,804	2,052	6,014	6,594
Total revenue	31,583	26,996	89,549	84,348
Provision for (recovery of) credit losses	1,181	(1)	3,094	(112)
Revenue less provision for credit loss	30,402	26,997	86,455	84,460
Operating segments [member] | Digital Banking Canada [member]
Statement Line Items [Line Items]
Net interest income	26,656	24,944	75,866	77,754
Non-interest income	(37)	175	210	557
Total revenue	26,619	25,119	76,076	78,311
Provision for (recovery of) credit losses	1,201	(1)	3,188	(112)
Revenue less provision for credit loss	25,418	25,120	72,888	78,423
Non-interest expenses:
Salaries and benefits	7,214	5,945	18,339	17,040
General and administrative	8,636	4,729	18,619	12,450
Premises and equipment	898	824	2,748	2,437
Noninterest expense	16,748	11,498	39,706	31,927
Income (loss) before income taxes	8,670	13,622	33,182	46,496
Income tax provision	2,150	3,811	8,698	12,431
Net income (loss)	6,520	9,811	24,484	34,065
Total assets	5,124,771	4,507,158	5,124,771	4,507,158
Total liabilities	4,790,738	4,102,239	4,790,738	4,102,239
Net interest income	26,656	24,944	75,866	77,754
Non-interest income	(37)	175	210	557
Total revenue	26,619	25,119	76,076	78,311
Provision for (recovery of) credit losses	1,201	(1)	3,188	(112)
Revenue less provision for credit loss	25,418	25,120	72,888	78,423
Operating segments [member] | Digital Banking USA [member]
Statement Line Items [Line Items]
Net interest income	3,123		7,669
Non-interest income	(7)		(24)
Total revenue	3,116		7,645
Provision for (recovery of) credit losses	(20)		(94)
Revenue less provision for credit loss	3,136		7,739
Non-interest expenses:
Salaries and benefits	1,174		3,802
General and administrative	1,163		2,560
Premises and equipment	186		399
Noninterest expense	2,523		6,761
Income (loss) before income taxes	613		978
Income tax provision	176		305
Net income (loss)	437		673
Total assets	348,389		348,389
Total liabilities	155,228		155,228
Net interest income	3,123		7,669
Non-interest income	(7)		(24)
Total revenue	3,116		7,645
Provision for (recovery of) credit losses	(20)		(94)
Revenue less provision for credit loss	3,136		7,739
Operating segments [member] | Digital Meteor [Member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	622	816	1,533	898
Total revenue	622	816	1,533	898
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	622	816	1,533	898
Non-interest expenses:
Salaries and benefits	214	291	684	392
General and administrative	47	135	434	207
Premises and equipment	373	70	544	93
Noninterest expense	634	496	1,662	692
Income (loss) before income taxes	(12)	320	(129)	206
Income tax provision	(35)	17	(33)	50
Net income (loss)	23	303	(96)	156
Total assets	11,543	3,181	11,543	3,181
Total liabilities	9,491	1,215	9,491	1,215
Net interest income	0	0	0	0
Non-interest income	622	816	1,533	898
Total revenue	622	816	1,533	898
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	622	816	1,533	898
Operating segments [member] | Cybersecurity segment [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	1,569	1,403	5,347	6,157
Total revenue	1,569	1,403	5,347	6,157
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,569	1,403	5,347	6,157
Non-interest expenses:
Salaries and benefits	1,497	1,271	5,043	4,022
General and administrative	214	311	1,365	1,084
Premises and equipment	376	300	1,379	1,036
Noninterest expense	2,087	1,882	7,787	6,142
Income (loss) before income taxes	(518)	(479)	(2,440)	15
Income tax provision	(120)	(70)	(633)	4
Net income (loss)	(398)	(409)	(1,807)	11
Total assets	25,015	25,152	25,015	25,152
Total liabilities	19,410	28,256	19,410	28,256
Net interest income	0	0	0	0
Non-interest income	1,569	1,403	5,347	6,157
Total revenue	1,569	1,403	5,347	6,157
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,569	1,403	5,347	6,157
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	(343)	(342)	(1,052)	(1,018)
Total revenue	(343)	(342)	(1,052)	(1,018)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(343)	(342)	(1,052)	(1,018)
Non-interest expenses:
Salaries and benefits	0	0	0	0
General and administrative	(343)	(342)	(1,052)	(1,018)
Premises and equipment	0	0	0	0
Noninterest expense	(343)	(342)	(1,052)	(1,018)
Income (loss) before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net income (loss)	0	0	0	0
Total assets	(32,229)	(19,055)	(32,229)	(19,055)
Total liabilities	(25,520)	(24,259)	(25,520)	(24,259)
Net interest income	0	0	0	0
Non-interest income	(343)	(342)	(1,052)	(1,018)
Total revenue	(343)	(342)	(1,052)	(1,018)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	$ (343)	$ (342)	$ (1,052)	$ (1,018)